(29) SEGMENT INFORMATION (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Investments	R$ 1,001,550	R$ 1,493,753
CPFL Energias Renovaveis S.A. ("CPFL Renovaveis") [Member]
Statement Line Items [Line Items]
Impairment losses	R$ 20,437	40,433
CPFL Telecom S.A. ("CPFL Telecom") [Member]
Statement Line Items [Line Items]
Impairment losses		R$ 7,858